Cover	Jan. 28, 2026
Cover [Abstract]
Entity Registrant Name	AI TECHNOLOGY GROUP INC.
Entity Central Index Key	0001289047
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	Jan. 28, 2026
Entity File Number	000-1289047
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	20-1044677
Entity Address Address Line 1	50 W. Liberty Street
Entity Address Address Line 2	Suite 880
Entity Address City Or Town	Reno
Entity Address State Or Province	NV
City Area Code	800
Amendment Description	Explanatory Note: AI Technology Group Inc. is filing this Amendment No. 1 to its Current Report on Form 8-K originally filed with the Securities Exchange Commission on January 29, 2026, solely to correct “AVM Biotechnology Inc., a Nevada corporation” and relace with “AVM Biotechnology Inc., a Washington corporation”
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	394-7440
Entity Address Postal Zip Code	89501